Total Equity - Distribution Policy (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution Policy
Distribution Percentage Of Non IFRS Profit After Tax From Continuing Operations	40.00%	40.00%
Dividends distributed	€ 2,565	€ 2,395	€ 2,865
Dividends paid per share	€ 2.2	€ 2.05	€ 2.45
Proposed dividend per share	€ 2.35
Total proposed dividend	€ 2,741
Special dividend
Distribution Policy
Dividends paid per share			€ 0.5